INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2021
INCOME TAXES (Tables)
Schedule of provision for income tax
	December 31, 2021	December 31, 2020
Income tax benefit attributable to:
Net loss	$(7,870,378)	$(29,982,222)
Permanent differences	2,924,431	1,830,697
Valuation allowance	4,945,947	28,151,525
Net provision for income tax	$-	$-

Schedule of deferred tax asset
	December 31, 2021	December 31, 2020
Deferred tax asset attributable to:
Net operating loss carry forward	$3,212,000	$2,163,000
Valuation allowance	(3,212,000)	(2,163,000)
Net deferred tax asset	$-	$-
	December 31, 2021	December 31, 2020
Deferred tax asset attributable to:
Net operating loss carry forward	$917,000	$667,000
Valuation allowance	(917,000)	(667,000)
Net deferred tax asset	$-	$-